Fair Value Measurements (Details) - Schedule of Level 3 fair value measurements inputs - Brilliant Acquisition Corp [Member] - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Fair Value Measurements (Details) - Schedule of Level 3 fair value measurements inputs [Line Items]
Volatility	2.42%	10.50%	15.50%
Share price (in Dollars per share)	$ 10.47	$ 10.2	$ 10.14
Expected life of the warrants to convert	5 years 1 month 6 days	5 years 6 months 21 days	5 years 6 months
Risk free rate	3.06%	1.37%	1.14%
Dividend yield	0.00%	0.00%	0.00%